Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees

JNL Series Trust:

In planning and performing our audits of the financial statements (consolidated, where applicable) and financial highlights of the Funds listed in the Appendix (the Funds), each a series within JNL Series Trust, as of and for the year or period ended December 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and financial highlights and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements and financial highlights for external purposes in accordance with U.S. generally accepted accounting principles (GAAP). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements and financial highlights in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and Board of Trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements and financial highlights.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements and financial highlights will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, which we consider to be a material weakness as defined above as of December 31, 2020.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP

Chicago, Illinois

February 24, 2021

Appendix

List of Funds

JNL/American Funds Balanced Fund

JNL/American Funds® Blue Chip Income and Growth Fund

JNL/American Funds Capital Income Builder Fund

JNL/American Funds Capital World Bond Fund (name changed from JNL/American Funds Global Bond Fund)

JNL/American Funds Global Growth Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL/American Funds Global Small Capitalization Fund

JNL/American Funds Growth Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL/American Funds Growth-Income Fund

JNL/American Funds International Fund

JNL/American Funds New World Fund

JNL/Vanguard Capital Growth Fund

JNL/Vanguard Equity Income Fund

JNL/Vanguard International Fund

JNL/Vanguard Small Company Growth Fund

JNL Aggressive Growth Allocation Fund

JNL Conservative Allocation Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL Growth Allocation Fund

JNL Moderate Allocation Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL Moderate Growth Allocation Fund

JNL/American Funds Growth Allocation Fund

JNL/American Funds Moderate Growth Allocation Fund

JNL/DFA Growth Allocation Fund

JNL/DFA Moderate Growth Allocation Fund

JNL/Goldman Sachs 4 Fund (name changed from JNL/S&P 4 Fund)

JNL/Goldman Sachs Managed Aggressive Growth Fund (name changed from JNL/S&P Managed Aggressive Growth Fund)

JNL/Goldman Sachs Managed Conservative Fund (name changed from JNL/S&P Managed Conservative Fund)

JNL/Goldman Sachs Managed Growth Fund (name changed from JNL/S&P Managed Growth Fund)

JNL/Goldman Sachs Managed Moderate Fund (name changed from JNL/S&P Managed Moderate Fund)

JNL/Goldman Sachs Managed Moderate Growth Fund (name changed from JNL/S&P Managed Moderate Growth Fund)

JNL/Mellon Index 5 Fund

JNL/Vanguard Global Bond Market Index Fund

JNL/Vanguard International Stock Market Index Fund

JNL/Vanguard U.S. Stock Market Index Fund

JNL iShares Tactical Growth Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL iShares Tactical Moderate Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL iShares Tactical Moderate Growth Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL/Vanguard Growth ETF Allocation Fund

JNL/Vanguard Moderate ETF Allocation Fund

JNL/Vanguard Moderate Growth ETF Allocation Fund

JNL Multi-Manager Alternative Fund

JNL Multi-Manager Emerging Markets Equity Fund (name changed from JNL/Lazard Emerging Markets Fund)

JNL Multi-Manager International Small Cap Fund

JNL Multi-Manager Mid Cap Fund

JNL Multi-Manager Small Cap Growth Fund

JNL Multi-Manager Small Cap Value Fund

JNL S&P 500 Index Fund

JNL/AQR Large Cap Defensive Style Fund (commencement of operations June 24, 2019)

NL/AQR Large Cap Relaxed Constraint Equity Fund

JNL/AQR Managed Futures Strategy Fund

JNL/BlackRock Advantage International Fund (commencement of operations June 24, 2019)

JNL/BlackRock Global Allocation Fund

JNL/BlackRock Global Natural Resources Fund

JNL/BlackRock Large Cap Select Growth Fund

JNL/Boston Partners Global Long Short Equity Fund

JNL/Causeway International Value Select Fund

JNL/ClearBridge Large Cap Growth Fund

JNL/DFA International Core Equity Fund (commencement of operations June 24, 2019)

JNL/DFA U.S. Core Equity Fund

JNL/DFA U.S. Small Cap Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL/DoubleLine® Core Fixed Income Fund

JNL/DoubleLine® Emerging Markets Fixed Income Fund

JNL/DoubleLine® Shiller Enhanced CAPE® Fund

JNL/DoubleLine® Total Return Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL/Fidelity Institutional Asset Management® Total Bond Fund

JNL/First State Global Infrastructure Fund

JNL/Franklin Templeton Global Multisector Bond Fund

JNL/Franklin Templeton Growth Allocation Fund

JNL/Franklin Templeton Income Fund

JNL/Franklin Templeton International Small Cap Fund

JNL/Goldman Sachs Competitive Advantage Fund (name changed from JNL/S&P Competitive Advantage Fund)

JNL/Goldman Sachs Dividend Income & Growth Fund (name changed from JNL/S&P Dividend Income & Growth Fund)

JNL/Goldman Sachs International 5 Fund (name changed from JNL/S&P International 5 Fund)

JNL/Goldman Sachs Intrinsic Value Fund (name changed from JNL/S&P Intrinsic Value Fund)

JNL/Goldman Sachs Total Yield Fund (name changed from JNL/S&P Total Yield Fund)

JNL/GQG Emerging Markets Equity Fund

JNL/Harris Oakmark Global Equity Fund

JNL/Heitman U.S. Focused Real Estate Fund

JNL/Invesco Diversified Dividend Fund

JNL/Invesco Global Growth Fund (name changed from JNL/Oppenheimer Global Growth Fund)

JNL/Invesco Global Real Estate Fund

JNL/Invesco International Growth Fund

JNL/Invesco Small Cap Growth Fund

JNL/JPMorgan Global Allocation Fund

JNL/JPMorgan Growth & Income Fund (name changed from JNL/Franklin Templeton Mutual Shares Fund)

JNL/JPMorgan Hedged Equity Fund

JNL/JPMorgan MidCap Growth Fund

JNL/JPMorgan U.S. Government & Quality Bond Fund

JNL/Lazard International Strategic Equity Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL/Loomis Sayles Global Growth Fund

JNL/Lord Abbett Short Duration Income Fund (commencement of operations April 27, 2020)

JNL/Mellon Bond Index Fund

JNL/Mellon Communication Services Sector Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)

JNL/Mellon Consumer Discretionary Sector Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)

JNL/Mellon Consumer Staples Sector Fund

JNL/Mellon Dow Index Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)

JNL/Mellon Emerging Markets Index Fund

JNL/Mellon Energy Sector Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)

JNL/Mellon Equity Income Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)

JNL/Mellon Financial Sector Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)

JNL/Mellon Healthcare Sector Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)

JNL/Mellon Industrials Sector Fund

JNL/Mellon Information Technology Sector Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)

JNL/Mellon International Index Fund

JNL/Mellon Materials Sector Fund

JNL/Mellon MSCI KLD 400 Social Index Fund

JNL/Mellon MSCI World Index Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)

JNL/Mellon Nasdaq® 100 Index Fund (redomiciled from JNL Variable Fund LLC effective April 27, 2020)

JNL/Mellon Real Estate Sector Fund

JNL/Mellon S&P 400 MidCap Index Fund

JNL/Mellon S&P 500 Index Fund

JNL/Mellon Small Cap Index Fund

JNL/Mellon Utilities Sector Fund

JNL/MFS Mid Cap Value Fund

JNL/Morningstar Wide Moat Index Fund

JNL/Neuberger Berman Commodity Strategy Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL/Neuberger Berman Strategic Income Fund

JNL/PIMCO Income Fund

JNL/PIMCO Investment Grade Credit Bond Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL/PIMCO Real Return Fund

JNL/PPM America Floating Rate Income Fund

JNL/PPM America High Yield Bond Fund

JNL/PPM America Small Cap Value Fund

JNL/PPM America Total Return Fund

JNL/RAFI® Fundamental Asia Developed Fund

JNL/RAFI® Fundamental Europe Fund

JNL/RAFI® Fundamental U.S. Small Cap Fund (commencement of operations June 24, 2019)

JNL/RAFI® Multi-Factor U.S. Equity Fund (commencement of operations June 24, 2019)

JNL/T. Rowe Price Balanced Fund (name changed from JNL/T. Rowe Price Managed Volatility Balanced Fund)

JNL/T. Rowe Price Capital Appreciation Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL/T. Rowe Price Established Growth Fund

JNL/T. Rowe Price Mid-Cap Growth Fund

JNL/T. Rowe Price Short-Term Bond Fund

JNL/T. Rowe Price U.S. High Yield Fund (name changed from JNL/Crescent High Income Fund)

JNL/T. Rowe Price Value Fund

JNL/WCM Focused International Equity Fund (redomiciled from Jackson Variable Series Trust effective April 27, 2020)

JNL/Westchester Capital Event Driven Fund

JNL/WMC Balanced Fund

JNL/WMC Government Money Market Fund

JNL/WMC Value Fund